Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net revenues:
Total net revenues	¥ 112,625,807	$ 16,105,276	¥ 105,295,236	¥ 103,468,159
Cost of revenues:
Total cost of revenues	(40,223,939)	(5,751,947)	(39,488,152)	(40,404,765)
Gross profit:
Gross profit	72,401,868	$ 10,353,329	65,807,084	63,063,394
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	¥ 391,068		305,652	295,009
Number of reportable segments not disclosed	true	true
Revenue | Geographic risk | China mainland
Depreciation and amortization expenses
Concentration risk (as a percent)	89.90%	89.90%
A point in time
Net revenues:
Total net revenues	¥ 20,540,213		24,144,017	27,140,994
Over time
Net revenues:
Total net revenues	92,085,594		81,151,219	76,327,165
Games and related value-added services
Net revenues:
Total net revenues	92,148,608		83,622,643	81,565,449
Cost of revenues:
Total cost of revenues	(27,910,861)		(26,142,623)	(25,938,865)
Gross profit:
Gross profit	64,237,747		57,480,020	55,626,584
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	277,271		246,422	223,156
Youdao
Net revenues:
Total net revenues	5,909,019		5,625,919	5,389,208
Cost of revenues:
Total cost of revenues	(3,292,191)		(2,877,428)	(2,621,746)
Gross profit:
Gross profit	2,616,828		2,748,491	2,767,462
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	6,718		9,119	9,275
NetEase Cloud Music
Net revenues:
Total net revenues	7,759,450		7,950,146	7,866,992
Cost of revenues:
Total cost of revenues	(4,989,858)		(5,268,634)	(5,764,322)
Gross profit:
Gross profit	2,769,592		2,681,512	2,102,670
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	699		3,027	2,452
Innovative businesses and others
Net revenues:
Total net revenues	6,808,730		8,096,528	8,646,510
Cost of revenues:
Total cost of revenues	(4,031,029)		(5,199,467)	(6,079,832)
Gross profit:
Gross profit	2,777,701		2,897,061	2,566,678
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	¥ 106,380		¥ 47,084	¥ 60,126